Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Summary of the Company's preferred stock and its terms
A summary of preferred stock and its terms as of December 31, 2017, is as follows:

Series	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference per Share	8% Dividend per Share	Conversion Price per Share
A	5,375,507	5,375,507	$5,037	$1.00	$0.08	$6.65
B	8,706,909	8,706,909	15,913	1.84	0.15	9.91
C	14,091,589	13,829,906	14,949	1.07	0.09	7.12
D	5,683,292	5,683,292	6,043	1.07	0.09	7.12
E	15,373,091	15,267,175	39,848	2.62	0.21	15.16
F	27,664,232	27,372,261	37,316	1.37	0.11	9.11
Total	76,894,620	76,235,050	$119,106

	2016
		Shares
	Shares	Issued and	Carrying
Series	Authorized	Outstanding	Value
A	5,375,507	5,375,507	$5,037
B	8,706,909	8,706,909	15,913
C	14,091,589	13,829,906	14,949
D	5,683,292	5,683,292	6,043
E	15,373,091	15,267,175	39,848
F	9,124,084	9,124,084	12,348
	58,354,472	57,986,873	$94,138

	2017
		Shares
	Shares	Issued and	Carrying
Series	Authorized	Outstanding	Value
A	5,375,507	5,375,507	$5,037
B	8,706,909	8,706,909	15,913
C	14,091,589	13,829,906	14,949
D	5,683,292	5,683,292	6,043
E	15,373,091	15,267,175	39,848
F	27,664,232	27,372,261	37,316
	76,894,620	76,235,050	$119,106

A summary of the Company’s convertible preferred stock terms is as follows:

	Liquidation	8%	Conversion
	Preference	Dividend	Price per
Series	per Share	per Share	Share
A	$1.00	$0.08	$6.65
B	1.84	0.15	9.91
C	1.07	0.09	7.12
D	1.07	0.09	7.12
E	2.62	0.21	15.16
F	1.37	0.11	9.11

Summary of preferred stock warrants issued under the company's original credit facility and subsequent amendments
As of May 7, 2018, the date of the closing of our IPO, the following preferred stock warrants issued under the original credit facility and subsequent amendments were outstanding and exercisable:

Issuance	Expiration	Series	Exercise Price	Warrants Outstanding at May 7, 2018	Initial Value	Fair Value at May 7, 2018
February 8, 2018	February 8, 2028	F	$1.37	233,577	$103	$320
February 24, 2017	February 24, 2027	F	1.37	29,197	4	40
August 7, 2015	August 7, 2025	E	2.62	29,580	33	41
June 27, 2014	June 27, 2024	E	2.62	76,334	85	174
August 5, 2013	August 5, 2023	C	1.07	74,768	39	80
November 16, 2012	November 16, 2022	C	1.07	186,916	96	200
Total				630,372		$855
As of December 31, 2017, the following preferred stock warrants issued under the original credit facility and subsequent amendments were outstanding and exercisable:

Issuance	Expiration	Series	Exercise Price	Warrants Outstanding at December 31, 2017	Initial Value	Fair Value at December 31, 2017
February 24, 2017	February 24, 2027	F	$1.37	29,197	$4	$13
August 7, 2015	August 7, 2025	E	2.62	29,580	33	8
June 27, 2014	June 27, 2024	E	2.62	76,334	85	21
August 5, 2013	August 5, 2023	C	1.07	74,768	39	33
November 16, 2012	November 16, 2022	C	1.07	186,916	96	82
Total				396,795		$157

				Warrants		Fair
				Outstanding at		Value at
Dates			Exercise	December 31,	Initial	December 31,
Issuance	Expiration	Series	Price	2016	Value	2016
August 7, 2015	August 7, 2025	E	$2.62	29,580	$33	$4
June 27, 2014	June 27, 2024	E	2.62	76,334	85	10
August 5, 2013	August 5, 2023	C	1.07	74,768	39	11
November 16, 2012	November 16, 2022	C	1.07	186,916	96	28
				367,598		$53

				Warrants		Fair
				Outstanding at		Value at
Dates			Exercise	December 31,	Initial	December 31,
Issuance	Expiration	Series	Price	2017	Value	2017
February 24, 2017	February 24, 2027	F	$1.37	29,197	$4	$13
August 7, 2015	August 7, 2025	E	2.62	29,580	33	8
June 27, 2014	June 27, 2024	E	2.62	76,334	85	21
August 5, 2013	August 5, 2023	C	1.07	74,768	39	33
November 16, 2012	November 16, 2022	C	1.07	186,916	96	82
				396,795		$157